OTHER INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Recognised asset at 1 January	$ 3,730	$ 3,150
Interest income	442	0
Recognised in other comprehensive income in the current year	(207)	835
Translation	(251)	(255)
Present value of other investment at 31 December	$ 3,714	$ 3,730
Discount rate (p.a.)	12.20%	13.70%